Fair Value Measurements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Warrant liability		$ 266,524
Level 1 [Member]
Liabilities:
Warrant liability
Level 2 [Member]
Liabilities:
Warrant liability
Level 3 [Member]
Liabilities:
Warrant liability		$ 266,524